Exhibit 99.8

Sequoia Mortgage Trust 2016-2

Mortgage Pass-Through Certificates, Series 2016-2

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

RWT Holdings, Inc.

Credit Suisse Securities (USA) LLC

12 July 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

RWT Holdings, Inc.

One Belvedere Place, Suite 300

Mill Valley, California 94941

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:  Sequoia Mortgage Trust 2016-2

       Mortgage Pass-Through Certificates, Series 2016-2 (the “Certificates”)

       Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Sequoia Residential Funding, Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Sequoia Mortgage Trust 2016-2 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, RWT Holdings, Inc. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:

i.	“SEMT_2016-2_20160623(AUDITORS).xlsx” (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 23 June 2016 on a pool of mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

ii.	“SEMT 2016-2 Loan List 20160705.xlsx” (the “Preliminary Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Redwood Loan Numbers”) corresponding to a pool of mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

iii.	“SEMT_2016-2_20160706(AUDITORS).xlsx” (the “Additional Preliminary Data File,” together with the Base Preliminary Data File and Preliminary Loan Listing Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 July 2016 on the Preliminary Mortgage Loans,

b.	Imaged copies of the:

i.	Promissory note and prepayment penalty rider (collectively, the “Promissory Note”),

ii.	Modification agreement (the “Modification Agreement”),

iii.	Loan application (the “Loan Application”),

iv.	Appraisal report and field review (collectively, the “Appraisal”),

v.	Subordination agreement (the “Subordination Agreement”),

vi.	Credit report (the “Credit Report”),

vii.	Collateral desktop analysis report (the “CDA Report”),

viii.	Bank account summary (the “Account Summary”),

ix.	Settlement statement or closing disclosure, as applicable (collectively, the “Settlement Statement”) and/or

x.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Modification Agreement, Loan Application, Appraisal, Subordination Agreement, Credit Report, CDA Report, Account Summary and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files and Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Preliminary Mortgage Loans, Preliminary Mortgage Loans, Combined Preliminary Mortgage Loans (as defined in Attachment A) or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 July 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 194 Base Preliminary Mortgage Loans (the “Base Sample Mortgage Loans”) from the Base Preliminary Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Mortgage Loans they instructed us to select from the Base Preliminary Data File.

2.	For each mortgage loan on the Base Preliminary Data File and Preliminary Loan Listing Data File, we compared the Redwood Loan Number, as shown on the Base Preliminary Data File, to the corresponding Redwood Loan Number, as shown on the Preliminary Loan Listing Data File, and noted that:

a.	102 of the Preliminary Mortgage Loans included on the Preliminary Loan Listing Data File were not included on the Base Preliminary Data File (the “Additional Preliminary Mortgage Loans”),

b.	Three (3) of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were not included on the Preliminary Loan Listing Data File (the “Removed Base Preliminary Mortgage Loans”) and

c.	One (1) of the Removed Base Preliminary Mortgage Loans was a Base Sample Mortgage Loan (the “Removed Base Sample Mortgage Loan”).

The Removed Base Sample Mortgage Loan is Redwood Loan Number 4066060099.

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 51 Additional Preliminary Mortgage Loans (the “Additional Sample Mortgage Loans,” together with the Base Sample Mortgage Loans (including the Removed Base Sample Mortgage Loan), the “Sample Mortgage Loans”) from the Preliminary Loan Listing Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Sample Mortgage Loans they instructed us to select from the Preliminary Loan Listing Data File.

4.	For each mortgage loan on the Preliminary Loan Listing Data File and Additional Preliminary Data File, we compared the Redwood Loan Number, as shown on the Preliminary Loan Listing Data File, to the corresponding Redwood Loan Number, as shown on the Additional Preliminary Data File, and noted that no mortgage loans other than the Preliminary Mortgage Loans were included on the Additional Preliminary Data File or Preliminary Loan Listing Data File.

Attachment A Page 2 of 2

5.	As instructed by the Sponsor, on behalf of the Depositor, we:

a.	Compared the Redwood Loan Number of each Preliminary Mortgage Loan, as shown on the Additional Preliminary Data File, to the Redwood Loan Number of each Base Preliminary Mortgage Loan, as shown on the Base Preliminary Data File,

b.	Deleted any Preliminary Mortgage Loan from the Additional Preliminary Data File which had the same Redwood Loan Number as any Base Preliminary Mortgage Loan, as shown on the Base Preliminary Data File, and

c.	Combined the information on the Base Preliminary Data File with the remaining information on the Additional Preliminary Data File.

The Base Preliminary Data File and Additional Preliminary Data File, as adjusted and combined in this Item 5. above, is hereinafter referred to as the “Preliminary Data File” and the mortgage loans on the Preliminary Data File are hereinafter referred to as the “Combined Preliminary Mortgage Loans.”

We performed no procedures to compare the information on the Preliminary Mortgage Loans that were deleted from the Additional Preliminary Data File, as described in Item 5.b. above, to the corresponding information, as shown on the Base Preliminary Data File. Except as described in Item 6. below, we performed no procedures to determine the accuracy, completeness or reasonableness of the information contained on the Preliminary Data File.

6.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristic	Source Document(s)	Note(s)

Redwood Loan Number	Promissory Note	i.

Original principal balance	Promissory Note

Original interest rate	(a) Promissory Note or (b) Modification Agreement	ii.

Current monthly payment	(a) Promissory Note and recalculation or (b) Modification Agreement and recalculation	ii., iii.

First payment date	(a) Promissory Note or (b) Modification Agreement	ii.

Maturity date	(a) Promissory Note or (b) Modification Agreement	ii.

Original term to maturity	(a) Promissory Note and recalculation or (b) Modification Agreement and recalculation	ii., iv.

Property state	Promissory Note

Property zip code	Promissory Note

Prepayment charge term	Promissory Note

Interest only term	Promissory Note

Occupancy status	Loan Application

Appraisal value	(a) Appraisal or (b) CDA Report	v.

Sale price (if applicable)	Settlement Statement

Exhibit 1 to Attachment A

Sample Characteristic	Source Document(s)	Note(s)

Loan purpose

(a)   Loan Application and Settlement Statement,

(b)   Promissory Note, Settlement Statement, Credit Report and recalculation or

(c)   Promissory Note, Settlement Statement, Credit Report, Account Summary and recalculation

vi.
Property type	Appraisal

Junior lien balance	Underwriting Summary, Subordination Agreement or Credit Report	vii.

Original loan-to-value ratio	Recalculation	viii.

Combined loan-to-value ratio	Recalculation	ix.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original interest rate, current monthly payment, first payment date, maturity date and original term to maturity Sample Characteristics for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Redwood Loan Number 406056846, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Promissory Note (and in accordance with the methodologies described in notes iii. and iv. below, as applicable) as the Source Document.

For the purpose of comparing the original interest rate, current monthly payment, first payment date, maturity date and original term to maturity Sample Characteristics for the Sample Mortgage Loan with Redwood Loan Number 406056846, as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to use the Modification Agreement (and in accordance with the methodologies described in notes iii. and iv. below, as applicable) as the Source Document.

iii.	For the purpose of comparing the current monthly payment Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the current monthly payment using the “PMT” function in Microsoft Excel and the original principal balance, original interest rate and original term to maturity, all as shown on the Promissory Note or Modification Agreement (and in accordance with the methodology described in note ii. above).

Exhibit 1 to Attachment A

Notes: (continued)

iii.	(continued)

For the purpose of the comparison described in this note iii., the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

iv.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to calculate the original term to maturity as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Promissory Note or Modification Agreement (and in accordance with the methodology described in note ii. above), and

(b)	1.

v.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except the Sample Mortgage Loan with Redwood Loan Number 406059666, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value for Sample Mortgage Loans that have more than one Appraisal.

For the purpose of comparing the appraisal value Sample Characteristic for the Sample Mortgage Loan with Redwood Loan Number 406059666, as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to use the CDA Report as the Source Document.

vi.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”) (except the Sample Mortgage Loan with Redwood Loan Number 406060685, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Promissory Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,

(2)	If any secondary financing relating to the subject property is an installment loan, as shown on the Credit Report, and such loan is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, and

Exhibit 1 to Attachment A

Notes: (continued)

vi.	(continued)

(3)	Settlement charges relating to the Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for the Refinanced Sample Mortgage Loan with Redwood Loan Number 406060685, as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Promissory Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,

(2)	If any secondary financing relating to the subject property is a revolving loan, as shown on the Credit Report, there are no borrower withdrawals, as shown on the Account Summary, and such loan is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, and

(3)	Settlement charges relating to the Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to assume that the loan purpose is:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and

(b)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note.

vii.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The original principal balance, as shown on the Promissory Note,

by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal or CDA Report (and in accordance with the methodologies described in note v. above), and (B) the sale price (if applicable), as shown on the Settlement Statement, or

(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with the methodologies described in note v. above)

and

(b)	Truncating the value recalculated in (a) to the second decimal place (xx.xx%).

ix.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:

(a)	Dividing:

(1)	The sum of:

(i)	The original principal balance, as shown on the Promissory Note, and

(ii)	The junior lien balance (if applicable), as shown on the Underwriting Summary, Subordination Agreement or Credit Report (and in accordance with the methodology described in note vii. above),

by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal or CDA Report (and in accordance with the methodologies described in note v. above), and (B) the sale price (if applicable), as shown on the Settlement Statement, and

(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with the methodologies described in note v. above)

and

(b)	Truncating the value recalculated in (a) to the second decimal place (xx.xx%).

Exhibit 2 to Attachment A

Sample Characteristic Differences

Redwood Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

406059666	Property type	Single Family Detached (non-PUD)	PUD

406060976	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406060096	Property type	Single Family Detached (non-PUD)	PUD

406060754	Property type	dPUD	PUD

406061768	Property type	Single Family Detached (non-PUD)	PUD

406061435	Property type	dPUD	PUD

406061482	Property type	dPUD	PUD

406061018	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

406061562	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

406058400	Property zip code	<Redacted>	<Redacted>

406061566	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406060730	Property zip code	<Redacted>	<Redacted>

406062104	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406061014	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Redwood Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

406061676	Property type	dPUD	PUD

406061838	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

406062119	Property type	dPUD	PUD

406062150	Property type	Single Family Detached (non-PUD)	PUD

406060380	Property type	dPUD	PUD

406062586	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406061041	Junior lien balance	$753,044.50	$753,100.00

406061296	First payment date	<Redacted>	<Redacted>
	Maturity date	<Redacted>	<Redacted>

406058884	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

406063283	Property type	Single Family Detached (non-PUD)	PUD